MERRILL LYNCH
                                 NEW YORK
                                 MUNICIPAL
                                 BOND FUND

                               [GRAPHIC OMITTED]

                        STRATEGIC
                                 Performance

                                 Annual Report
                                 September 30, 2000

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six-month period ended September 30, 2000, long-term US Treasury bond yields drifted slightly higher. A number of economic indicators, particularly employment, new home sales and consumer spending, have suggested that US economic growth, while still robust, has moderated from its 1999 levels. Consensus estimates for the third-quarter 2000 US gross domestic product are centered around 3%, well below the 4.8% growth rate of the first-quarter and second-quarter 2000 gross domestic product growth of 5.62%. This expected decline in economic growth suggests to some analysts that the Federal Reserve Board is approaching the end of its current tightening cycle. Given the ongoing US Treasury debt reduction program and forecasts of sizeable Federal budgeting surpluses going forward, investor emphasis has largely remained focused upon longer-dated maturity US Treasury bonds. By late August, US Treasury bond yields declined more than 15 basis points (0.15%) to 5.66%, their lowest level in more than a year.

However, for the remainder of the period bond yields were unable to maintain their earlier gains. Rising prices were the major factor behind the decline in bond prices, as many investors feared that higher oil prices would result in increased inflationary pressures. Additionally, US corporations have been issuing large amounts of taxable debt in order to take advantage of the current low interest rate environment. During the last three months, US corporations have issued more than $100 billion in investment-grade securities, offering yields in the 7.25%-9% range, and many investors found these taxable issues an attractive and more plentiful alternative to US Treasury bonds. As the demand for US Treasury issues weakened in recent weeks, US bond yields rose. By the end of September, US Treasury bonds rose to 5.88%, an increase of five basis points over the last six months.

The six-month period ended September 30, 2000 was one of the few periods in recent years in which the tax-exempt bond market has outperformed its taxable counterpart. This has largely been a reflection of the continuing reduction in new municipal bond issuance and a moderate increase in investor demand. Thus for this year, just $141 billion in new long-term tax-exempt bonds was issued, a decline of almost 20% compared to the same period in 1999. Recent issuance has been even more restricted. In September 2000, just over $14 billion in municipal bonds was underwritten, a decline of more than 25% from September 1999 levels.

Recently, investor demand has been stronger, particularly among individual retail investors. Investors received more than $45 billion in coupon payments, bond maturities and the proceeds from early redemptions during June and July. Traditional institutional investors, such as mutual funds, have not played a major role during recent months, as fund flows, although slowing, have remained negative. However, non-traditional buyers, hedge funds and arbitrageurs have noticeably increased their activity as may be expected when tax-exempt bond yield ratios exceed 100% of their taxable counterparts as they have in recent weeks. Property/casualty insurers, after being unprofitable for a number of years, have also begun to return to the tax-exempt bond market. During the period, long-term municipal revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, declined by more than 15 basis points to end the period at 5.85%.

However, tax-exempt bond yields have generally declined throughout most of this year. Much of the resulting price appreciation has been triggered by the significant improvement in the long-term US Treasury market. While the technical position of the municipal bond market has been very positive this year, it was also positive for most of 1999 when tax-exempt bond yields rose dramatically. From that perspective, it may be too early to become overly positive about the extent to which the municipal bond market can continue to improve. The US Treasury bond market demonstrated on a number of occasions this year that its positive technical backdrop can quickly be subordinated by resurgent domestic economic growth.

Fiscal Year in Review

The 12-month period ended September 30, 2000 was not an easy environment in which to manage a municipal bond fund. Although yields were lower in September 2000 than in September 1999, there was extreme volatility during the year. This was attributed mainly to an inflation scare caused by the extremely low unemployment rate and the raising of short-term

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

interest rates by the Federal Reserve Board. However, this volatility afforded us the opportunity to purchase bonds that helped boost the Fund's income, while limiting volatility and lengthening the duration when bonds were perceived to be inexpensive relative to economic conditions. The overall strategy of the Fund worked well during the 12-month period, as the Fund's Class A, Class B, Class C and Class D Shares had total returns of +5.19%, +4.75%, +4.55% and +5.08%, respectively, compared to the industry average of +5.0%, as measured by Lipper Analytical Services Inc. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.)

We managed the Fund with the intent of sustaining an appealing level of tax-exempt income for our shareholders. Our strategy was to stay invested in the highest-yielding bonds that could be purchased, without sacrificing the credit quality of the Fund, and maintain a slightly longer duration than the Fund's peer group. Therefore, we purchased discount bonds in the 15-year-20-year sector and sold par bonds in the 20-year-30-year maturity range. These efforts generated a substantial pickup in yield because of the underperformance of discount bonds during the prior six months. Our strategy proved successful as yields declined about 15 basis points.

Looking forward, we believe that interest rates will trend sideways until there is a substantial slowdown in the economy. However, we anticipate there may also be some volatility because of the increase in energy prices. In our opinion, this inflation scare could present an opportunity to extend the duration of the Fund in preparation for a significant decline in yields when the economy slows enough for the Federal Reserve Board to stop raising short-term interest rates.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch New York Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Roberto Roffo

Roberto Roffo
Vice President and Portfolio Manager

November 6, 2000

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

PERFORMANCE DATA

About Fund Performance

    Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                         Ten Years/
                                                                          6 Month        12 Month      Since Inception  Standardized
As of September 30, 2000                                               Total Return    Total Return     Total Return    30-Day Yield
====================================================================================================================================
ML New York Municipal Bond Fund Class A Shares                            +3.97%           +5.19%         +84.29%          4.58%
------------------------------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class B Shares                            +3.80            +4.75          +75.18           4.26
------------------------------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class C Shares                            +3.75            +4.55          +31.48           4.16
------------------------------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class D Shares                            +4.02            +5.08          +35.39           4.49
====================================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

Total Return Based on a $10,000 Investment--Class A & B Shares

A line graph depicting the growth of an investment in the Fund's Class A & Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                             9/90                9/00
ML New York Municipal Bond Fund+--
Class A Shares*                              $9,600              $17,691
ML New York Municipal Bond Fund+--
Class B Shares*                              $10,000             $17,516
Lehman Brothers Municipal Bond
Index++                                      $10,000             $20,259

Total Return Based on a $10,000 Investment--Class C & D Shares

A line graph depicting the growth of an investment in the Fund's Class C & Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                             10/21/94**          9/00
ML New York Municipal Bond Fund+--
Class C Shares*                              $10,000             $13,148
ML New York Municipal Bond Fund+--
Class D Shares*                              $9,600              $12,996
Lehman Brothers Municipal Bond
Index++                                      $10,000             $15,000

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of Operations.
+ ML New York Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the state of New York, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94.

Past performance is not predictive of future results.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                         % Return Without     % Return With
                                           Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 9/30/00                        +5.19%              +0.98%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                      +4.71               +3.86
--------------------------------------------------------------------------------
Ten Years Ended 9/30/00                       +6.30               +5.87
--------------------------------------------------------------------------------
 * Maximum sales charge is 4%.
** Assuming maximum sales charge.

                                            % Return             % Return
                                           Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 9/30/00                        +4.75%              +0.75%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                      +4.20               +4.20
--------------------------------------------------------------------------------
Ten Years Ended 9/30/00                       +5.77               +5.77
================================================================================
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                            % Return             % Return
                                           Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 9/30/00                        +4.55%              +3.55%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                      +4.10               +4.10
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                               +4.71               +4.71
================================================================================
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return Without     % Return With
                                           Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 9/30/00                        +5.08%              +0.88%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                      +4.62               +3.77
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                               +5.23               +4.51
================================================================================
 * Maximum sales charge is 4%.
** Assuming maximum sales charge.

IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust during its taxable year ended September 30, 2000 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the Fund paid a long-term capital gains distribution of $.008797 per share, payable on December 31, 1999 to shareholders of record as of December 20, 1999. The entire distribution is subject to a 20% tax rate.

Please retain this information for your records.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
New York--92.5%
------------------------------------------------------------------------------------------------------------------------------------
AA        NR*       $ 1,175    Albany, New York, IDA, Civic Facility Revenue Bonds (University Heights--Albany Law
                               School), Series A, 6.75% due 12/01/2019                                                      $  1,302
------------------------------------------------------------------------------------------------------------------------------------
                               Buffalo, New York, GO, General Improvement, Series D (d):
AAA       Aaa         2,245      5.50% due 12/01/2008                                                                          2,347
AAA       Aaa         1,905      5.625% due 12/01/2010                                                                         2,014
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aa2         5,100    Hornell, New York, IDA, IDR (Crowley Foods, Inc. Facility), 7.75% due 12/01/2016                5,342
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@        100    Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN, Sub-Series 5,
                               5.50% due 5/01/2033 (h)                                                                           100
------------------------------------------------------------------------------------------------------------------------------------
                               Long Island Power Authority, New York,
                               Electric System Revenue Refunding Bonds, Series A (d):
AAA       Aaa         3,500      5.125% due 12/01/2016                                                                         3,375
AAA       Aaa         2,500      5% due 12/01/2018                                                                             2,333
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Refunding
                               Bonds, Series D, 5% due 7/01/2016 (e)                                                           4,759
------------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A:
AAA       Aaa         1,000      6.125% due 4/01/2014 (b)                                                                      1,071
AAA       Aaa         1,000      6.125% due 4/01/2015 (b)                                                                      1,066
AAA       Aaa         2,000      6.125% due 4/01/2017 (b)                                                                      2,117
AAA       Aaa         6,440      5.25% due 4/01/2023 (d)                                                                       6,075
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                               Series C-1, 5.50% due 7/01/2022 (b)                                                             1,958
------------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                               Revenue Refunding Bonds:
AA        Aa3        11,250      Series B, 6.50% due 6/15/2031                                                                12,282
A1+       VMIG1@        100      VRDN, Series G, 5.50% due 6/15/2024 (b)(h)                                                      100
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,120    New York City, New York, City Transit Authority, Metropolitan Transportation Authority, COP
                               (Triborough), Series A, 5.625% due 1/01/2013 (a)                                                6,339
------------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, City Transitional Finance Authority Revenue Bonds, Future Tax
                               Secured:
AAA       Aaa        10,000      Series B, 4.50% due 11/15/2027 (b)                                                            8,134
AA        Aa3         2,250      Series C, 5% due 5/01/2026                                                                    2,011
------------------------------------------------------------------------------------------------------------------------------------
A         A2          5,000    New York City, New York, GO, Refunding, Series F, 5.25% due 8/01/2017                           4,821
------------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, GO, VRDN (h):
A1+       VMIG1@        100      Series B, 5.50% due 10/01/2020 (b)                                                              100
NR*       VMIG1@        800      Series B-2, Sub-Series B-5, 5.55% due 8/15/2009 (e)                                             800
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DATES     Daily Adjustable Tax-Exempt Securities
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts
VRDN      Variable Rate Demand Notes

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
New York (continued)
------------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, IDA, Civic Facilities Revenue Bonds:
BBB       NR*       $ 1,000      (College of Aeronautics Project), 5.45% due 5/01/2018                                      $    936
BBB       NR*         3,200      (College of Aeronautics Project), 5.50% due 5/01/2028                                         2,925
NR*       NR*         6,895      (New York Blood Center Inc. Project), 7.25% due 5/01/2004 (f)                                 7,483
AAA       Aaa         4,690      (USTA National Tennis Center Project), 6.60% due 11/15/2011 (d)                               5,068
------------------------------------------------------------------------------------------------------------------------------------
A         A3          9,250    New York City, New York, IDA, Special Facilities Revenue Bonds (Terminal One Group
                               Association Project), AMT, 6.125% due 1/01/2024                                                 9,383
------------------------------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority, Lease Revenue Bonds (e):
AAA       NR*         2,800      (Court Facilities--Westchester County), 5.25% due 8/01/2018                                   2,705
AAA       Aaa         1,755      (Office Facilities of Audit and Control), 4.90% due 4/01/2017                                 1,621
------------------------------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority Revenue Refunding Bonds:
AAA       Aaa        13,750      (City University System--Consolidated Second Generation), Series A,
                                 6.125% due 7/01/2011 (a)                                                                     15,074
AAA       NR*         4,000      (City University--Third Generation Resources), Series 2, 5% due 7/01/2028 (d)                 3,563
AAA       Aaa         1,000      (Hospital for Special Surgery), 5% due 2/01/2028 (c)(e)                                         880
AA        NR*         1,500      (Long Island University), 5.125% due 9/01/2019                                                1,404
AA        NR*         1,800      (Long Island University), 5.125% due 9/01/2023                                                1,643
AA        NR*         1,400      (Long Island University), 5.25% due 9/01/2028                                                 1,291
BBB+      Baa1        3,000      (Mount Sinai Health), Series A, 6.50% due 7/01/2016                                           3,203
BBB+      Baa1        4,850      (Mount Sinai Health), Series A, 6.625% due 7/01/2018                                          5,225
BBB+      Baa1        2,500      (Mount Sinai Health), Series A, 6.625% due 7/01/2019                                          2,685
BBB+      Baa1        2,385      (Mount Sinai Health), Series A, 6.75% due 7/01/2020                                           2,574
AAA       Aaa         3,000      (Rockefeller University), 5% due 7/01/2028                                                    2,711
AAA       Aaa         2,500      (Saint John's University), 4.75% due 7/01/2028 (e)                                            2,117
AAA       Aaa         3,700      (State University Educational Facilities), 5% due 5/15/2015 (e)                               3,588
AAA       Aaa        11,850      (State University Educational Facilities), Series A, 4.75% due 5/15/2025 (e)                 10,146
------------------------------------------------------------------------------------------------------------------------------------
A-        Baa3          500    New York State Energy Research and Development Authority, Electric Facilities Revenue
                               Bonds (LILCO Project), AMT, Series B, 5.30% due 11/01/2023                                        454
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         3,200    New York State Energy Research and Development Authority, Facilities Revenue Refunding
                               Bonds, Trust Receipts, Class R, Series 12, 6.508% due 8/15/2020 (a)(g)                          3,439
------------------------------------------------------------------------------------------------------------------------------------
                               New York State Energy Research and Development Authority, PCR (Niagara Mohawk
                               Power Corporation Project) (h):
A1+       NR*         2,500      DATES, Series A, 5.50% due 7/01/2015                                                          2,500
A1+       NR*         4,800      VRDN, AMT, 5.55% due 12/01/2023                                                               4,800
------------------------------------------------------------------------------------------------------------------------------------
                               New York State Energy Research and Development Authority, PCR, Refunding, Series A:
AAA       Aaa         3,500      (Central Hudson Gas and Electric), 5.45% due 8/01/2027 (a)                                    3,377
NR*       P1          2,100      (Niagara Mohawk Corporation Project), FLOATS, 5.50% due 3/01/2027 (h)                         2,100
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding
                               Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                                           3,322
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,000    New York State HFA Revenue Refunding Bonds, Housing Mortgage Project, Series A,
                               6.10% due 11/01/2015 (d)                                                                        6,164
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aa1         5,000    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 90,
                               6.35% due 10/01/2030                                                                            5,201
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         2,800    New York State Mortgage Agency Revenue Bonds, AMT, 27th Series, 5.875% due 4/01/2030            2,778
------------------------------------------------------------------------------------------------------------------------------------
AA-       Aa3         3,000    New York State Thruway Authority, General Revenue Bonds, Series D, 5.50% due 1/01/2016          3,012
------------------------------------------------------------------------------------------------------------------------------------
AA-       Aa3         4,000    New York State Thruway Authority, Revenue Refunding Bonds, Series E, 5% due 1/01/2025           3,586
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
New York (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                               New York State Urban Development Corporation Revenue Bonds:
AAA       NR*       $ 6,000      (Correctional Capital Facilities--Service Contract), Series A, 5% due 1/01/2028 (d)        $  5,354
A         NR*           305      (Youth Facilities Services Contract), Series B, 6% due 4/01/2015                                318
A         NR*           665      (Youth Facilities Services Contract), Series B, 6% due 4/01/2016                                690
A         NR*           705      (Youth Facilities Services Contract), Series B, 6% due 4/01/2017                                729
A         NR*           750      (Youth Facilities Services Contract), Series B, 6.125% due 4/01/2018                            783
A         NR*           615      (Youth Facilities Services Contract), Series B, 6.25% due 4/01/2020                             645
------------------------------------------------------------------------------------------------------------------------------------
                               New York State Urban Development Corporation, Revenue Refunding Bonds:
A         Baa1        1,685      (Clarkson Center Advance Materials), 5.50% due 1/01/2020                                      1,648
AAA       Aaa         1,850      (Correctional Capital Facilities), 5% due 1/01/2020 (e)                                       1,702
AAA       Aaa        10,955      (Correctional Capital Facilities), Series A, 6.50% due 1/01/2010 (d)                         12,220
AAA       Aaa         4,470      (Correctional Facilities), Series A, 5.50% due 1/01/2014 (a)                                  4,601
A         Baa1        3,500      (University Facility Grants), 5.50% due 1/01/2019                                             3,448
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    North Country, New York, Development Authority, Solid Waste Management System Revenue
                               Refunding Bonds, 6% due 5/15/2015 (d)                                                           1,075
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         1,850    Otsego County, New York, IDA, Civic Facility Revenue Refunding Bonds (Aurelia Osborn
                               Fox Memorial Hospital), Series A, 5.35% due 10/01/2017 (d)                                      1,797
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         4,075    Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT, Class R,
                               Series 10, 6.051% due 1/15/2017 (d)(g)                                                          4,297
------------------------------------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, AMT:
AAA       Aaa             5      (JFK International Air Terminal Project), Series 6, 5.75% due 12/01/2022 (e)                      5
NR*       Aaa         6,000      RIB, Series 243, 6.70% due 12/01/2010 (g)                                                     7,203
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,000    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners Facility),
                               AMT, 5.50% due 1/01/2023                                                                        2,551
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,155    Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds
                               (Ogden Martin System--Huntington), AMT, 6.25% due 10/01/2012 (a)                                7,880
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         2,005    Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A,
                               5.75% due 8/01/2028                                                                             1,886
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,500    Westchester County, New York, IDA, Civic Facility Revenue Bonds (Rippowam-Cisqua
                               School Project), 5.75% due 6/01/2029                                                            3,423
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--4.7%
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         2,630    Puerto Rico Commonwealth, GO, RIB, Series 244, 5.45% due 7/01/2021 (e)(g)                       2,594
------------------------------------------------------------------------------------------------------------------------------------
AAAr      Aaa         4,750    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 6.131% due 7/01/2016 (e)(g)   5,052
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                               Series 16 HH, 6.297% due 7/01/2013 (g)                                                          1,098
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,750    Puerto Rico Public Buildings Authority Revenue Bonds (Government Facilities), Series B,
                               5% due 7/01/2027 (a)                                                                            4,383
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$265,230)--97.2%                                                                                    270,786

Other Assets Less Liabilities--2.8%                                                                                            7,888
                                                                                                                            --------
Net Assets--100.0%                                                                                                          $278,674
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHA Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2000.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2000.
*     Not Rated.
@     Highest short-term rating by Moody's Investors Service, Inc.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of September 30, 2000

Assets:          Investments, at value (identified cost--$265,230,284) ......................                    $270,785,803
                 Cash .......................................................................                          20,702
                 Receivables:
                   Interest .................................................................    $  5,018,404
                   Securities sold ..........................................................       2,973,709
                   Beneficial interest sold .................................................       1,032,596       9,024,709
                                                                                                 ------------
                 Prepaid registration fees and other assets .................................                          90,740
                                                                                                                 ------------
                 Total assets ...............................................................                     279,921,954
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:     Payables:
                   Beneficial interest redeemed .............................................         665,815
                   Dividends to shareholders ................................................         209,381
                   Investment adviser .......................................................         114,295
                   Distributor ..............................................................          71,853       1,061,344
                                                                                                 ------------
                 Accrued expenses and other liabilities .....................................                         187,080
                                                                                                                 ------------
                 Total liabilities ..........................................................                       1,248,424
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:      Net assets .................................................................                    $278,673,530
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------
Net Assets       Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:      shares authorized ..........................................................                      $  119,861
                 Class B Shares of beneficial interest, $.10 par value, unlimited number of
                 shares authorized ..........................................................                       1,268,691
                 Class C Shares of beneficial interest, $.10 par value, unlimited number of
                 shares authorized ..........................................................                          64,533
                 Class D Shares of beneficial interest, $.10 par value, unlimited number of
                 shares authorized ..........................................................                       1,202,370
                 Paid-in capital in excess of par ...........................................                     294,808,831
                 Accumulated realized capital losses on investments--net ....................                     (22,952,951)
                 Accumulated distributions in excess of realized capital gains on
                 investments--net ...........................................................                      (1,393,324)
                 Unrealized appreciation on investments--net ................................                       5,555,519
                                                                                                                 ------------
                 Net assets .................................................................                    $278,673,530
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value: Class A--Based on net assets of $12,579,229 and 1,198,607 shares
                 of beneficial interest outstanding                                                              $      10.49
                                                                                                                 ============
                 Class B--Based on net assets of $133,180,113 and 12,686,905 shares
                 of beneficial interest outstanding                                                              $      10.50
                                                                                                                 ============
                 Class C--Based on net assets of $6,776,337 and 645,332 shares
                 of beneficial interest outstanding                                                              $      10.50
                                                                                                                 ============
                 Class D--Based on net assets of $126,137,851 and 12,023,701 shares
                 of beneficial interest outstanding                                                              $      10.49
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

Statement of Operations

                                                                                                                  For the Year Ended
                                                                                                                  September 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest and amortization of premium and discount earned ..................                    $ 16,923,559
------------------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees ..................................................   $  1,644,795
                        Account maintenance and distribution fees--Class B ........................        758,436
                        Account maintenance fees--Class D .........................................        127,485
                        Accounting services .......................................................         79,603
                        Transfer agent fees--Class B ..............................................         77,535
                        Professional fees .........................................................         75,404
                        Printing and shareholder reports ..........................................         57,051
                        Transfer agent fees--Class D ..............................................         53,109
                        Registration fees .........................................................         44,363
                        Account maintenance and distribution fees--Class C ........................         40,910
                        Trustees' fees and expenses ...............................................         19,481
                        Custodian fees ............................................................         17,024
                        Pricing fees ..............................................................         13,131
                        Transfer agent fees--Class A ..............................................          5,462
                        Transfer agent fees--Class C ..............................................          3,419
                        Other .....................................................................          7,978
                                                                                                      ------------
                        Total expenses ............................................................                       3,025,186
                                                                                                                       ------------
                        Investment income--net ....................................................                      13,898,373
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-      Realized loss on investments--net .........................................                     (22,952,951)
ized Gain (Loss) on     Change in unrealized appreciation/depreciation on investments--net ........                      22,072,504
Investments--Net:                                                                                                      ------------
                        Net Increase in Net Assets Resulting from Operations ......................                    $ 13,017,926
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

Statements of Changes in Net Assets

                                                                                                           For the Year Ended
                                                                                                              September 30,
                                                                                                      ----------------------------
Increase (Decrease) in Net Assets:                                                                          2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net ......................................................   $ 13,898,373    $ 16,415,213
                      Realized gain (loss) on investments--net ....................................    (22,952,951)      3,896,726
                      Change in unrealized appreciation/depreciation on investments--net ..........     22,072,504     (42,817,466)
                                                                                                      ------------    ------------
                      Net increase (decrease) in net assets resulting from operations .............     13,017,926     (22,505,527)
                                                                                                      ------------    ------------
----------------------------------------------------------------------------------------------------------------------------------
Dividends &           Investment income--net:
Distributions to        Class A ...................................................................       (648,507)       (774,757)
Shareholders:           Class B ...................................................................     (6,757,382)     (8,769,481)
                        Class C ...................................................................       (296,795)       (343,304)
                        Class D ...................................................................     (6,195,689)     (6,527,671)
                      Realized gain on investments--net:
                        Class A ...................................................................             --        (465,772)
                        Class B ...................................................................             --      (6,256,850)
                        Class C ...................................................................             --        (227,365)
                        Class D ...................................................................             --      (3,896,418)
                      In excess of realized gain on investments--net:
                        Class A ...................................................................        (11,932)        (48,342)
                        Class B ...................................................................       (139,749)       (649,386)
                        Class C ...................................................................         (5,949)        (23,598)
                        Class D ...................................................................       (109,966)       (404,402)
                                                                                                      ------------    ------------
                      Net decrease in net assets resulting from dividends and distributions
                      to shareholders .............................................................    (14,165,969)    (28,387,346)
                                                                                                      ------------    ------------
----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest   Net decrease in net assets derived from beneficial interest transactions ....    (56,930,289)    (34,154,005)
Transactions:                                                                                         ------------    ------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total decrease in net assets ................................................    (58,078,332)    (85,046,878)
                      Beginning of year ...........................................................    336,751,862     421,798,740
                                                                                                      ------------    ------------
                      End of year .................................................................   $278,673,530    $336,751,862
                                                                                                      ============    ============
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

Financial Highlights

                                                                                                   Class A
The following per share data and ratios have been derived                  ---------------------------------------------------------
from information provided in the financial statements.                                  For the Year Ended September 30,
                                                                           ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ................     $  10.49    $  12.00    $  11.46    $  11.12    $  11.04
Operating                                                                  --------    --------    --------    --------    --------
Performance:       Investment income--net ............................          .51         .51         .57         .60         .59
                   Realized and unrealized gain (loss) on
                   investments--net ..................................          .01       (1.16)        .54         .34         .08
                                                                           --------    --------    --------    --------    --------
                   Total from investment operations ..................          .52        (.65)       1.11         .94         .67
                                                                           --------    --------    --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net ..........................         (.51)       (.51)       (.57)       (.60)       (.59)
                     Realized gain on investments--net ...............           --        (.32)         --          --+         --
                     In excess of realized gain on
                     investments--net ................................         (.01)       (.03)         --          --          --
                                                                           --------    --------    --------    --------    --------
                   Total dividends and distributions .................         (.52)       (.86)       (.57)       (.60)       (.59)
                                                                           --------    --------    --------    --------    --------
                   Net asset value, end of year ......................     $  10.49    $  10.49    $  12.00    $  11.46    $  11.12
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ................        5.19%      (5.70%)      9.94%       8.69%       6.19%
Return:*                                                                   ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ..........................................         .70%        .70%        .67%        .65%        .66%
Average                                                                    ========    ========    ========    ========    ========
Net Assets:        Investment income--net ............................        4.95%       4.59%       4.92%       5.30%       5.31%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ............     $ 12,579    $ 15,522    $ 17,727    $ 22,301    $ 21,762
Data:                                                                      ========    ========    ========    ========    ========
                   Portfolio turnover ................................      149.47%     135.17%     163.12%      97.22%     114.78%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

*     Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

Financial Highlights (continued)

                                                                                                    Class B
The following per share data and ratios have been derived                  ---------------------------------------------------------
from information provided in the financial statements.                                  For the Year Ended September 30,
                                                                           ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ................     $  10.49    $  12.00    $  11.46    $  11.12    $  11.04
Operating                                                                  --------    --------    --------    --------    --------
Performance:       Investment income--net ............................          .46         .46         .51         .54         .54
                   Realized and unrealized gain (loss) on
                   investments--net ..................................          .02       (1.16)        .54         .34         .08
                                                                           --------    --------    --------    --------    --------
                   Total from investment operations ..................          .48        (.70)       1.05         .88         .62
                                                                           --------    --------    --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net ..........................         (.46)       (.46)       (.51)       (.54)       (.54)
                     Realized gain on investments--net ...............           --        (.32)         --          --+         --
                     In excess of realized gain on
                     investments--net ................................         (.01)       (.03)         --          --          --
                                                                           --------    --------    --------    --------    --------
                   Total dividends and distributions .................         (.47)       (.81)       (.51)       (.54)       (.54)
                                                                           --------    --------    --------    --------    --------
                   Net asset value, end of year ......................     $  10.50    $  10.49    $  12.00    $  11.46    $  11.12
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ................        4.75%      (6.18%)      9.38%       8.14%       5.66%
Return:*                                                                   ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ..........................................        1.20%       1.21%       1.18%       1.16%       1.16%
Average                                                                    ========    ========    ========    ========    ========
Net Assets:        Investment income--net ............................        4.44%       4.07%       4.40%       4.79%       4.80%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ............     $133,180    $179,583    $242,811    $279,754    $403,403
Data:                                                                      ========    ========    ========    ========    ========
                   Portfolio turnover ................................      149.47%     135.17%     163.12%      97.22%     114.78%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

*     Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

Financial Highlights (continued)

                                                                                                   Class C
The following per share data and ratios have been derived                  ---------------------------------------------------------
from information provided in the financial statements.                                  For the Year Ended September 30,
                                                                           ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ................     $  10.50    $  12.01    $  11.47    $  11.12    $  11.04
Operating                                                                  --------    --------    --------    --------    --------
Performance:       Investment income--net ............................          .45         .45         .50         .53         .52
                   Realized and unrealized gain (loss) on
                   investments--net ..................................          .01       (1.16)        .54         .35         .08
                                                                           --------    --------    --------    --------    --------
                   Total from investment operations ..................          .46        (.71)       1.04         .88         .60
                                                                           --------    --------    --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net ..........................         (.45)       (.45)       (.50)       (.53)       (.52)
                     Realized gain on investments--net ...............           --        (.32)         --          --+         --
                     In excess of realized gain on
                     investments--net ................................         (.01)       (.03)         --          --          --
                                                                           --------    --------    --------    --------    --------
                   Total dividends and distributions .................         (.46)       (.80)       (.50)       (.53)       (.52)
                                                                           --------    --------    --------    --------    --------
                   Net asset value, end of year ......................     $  10.50    $  10.50    $  12.01    $  11.47    $  11.12
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ................        4.55%      (6.26%)      9.27%       8.13%       5.55%
Return:*                                                                   ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ..........................................        1.30%       1.31%       1.28%       1.26%       1.27%
Average                                                                    ========    ========    ========    ========    ========
Net Assets:        Investment income--net ............................        4.34%       3.98%       4.27%       4.69%       4.70%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ............     $  6,777    $  8,051    $  8,229    $  5,034    $  4,175
Data:                                                                      ========    ========    ========    ========    ========
                   Portfolio turnover ................................      149.47%     135.17%     163.12%      97.22%     114.78%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

*     Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                   Class D
The following per share data and ratios have been derived                  ---------------------------------------------------------
from information provided in the financial statements.                                  For the Year Ended September 30,
                                                                           ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ................     $  10.49    $  12.00    $  11.46    $  11.11    $  11.03
Operating                                                                  --------    --------     -------    --------    --------
Performance:       Investment income--net ............................          .50         .50         .56         .58         .58
                   Realized and unrealized gain (loss) on
                   investments--net ..................................          .01       (1.16)        .54         .35         .08
                                                                           --------    --------     -------    --------    --------
                   Total from investment operations ..................          .51        (.66)       1.10         .93         .66
                                                                           --------    --------     -------    --------    --------
                   Less dividends and distributions:
                     Investment income--net ..........................         (.50)       (.50)       (.56)       (.58)       (.58)
                     Realized gain on investments--net ...............           --        (.32)         --          --+         --
                     In excess of realized gain on
                     investments--net ................................         (.01)       (.03)         --          --          --
                                                                           --------    --------     -------    --------    --------
                   Total dividends and distributions .................         (.51)       (.85)       (.56)       (.58)       (.58)
                                                                           --------    --------     -------    --------    --------
                   Net asset value, end of year ......................     $  10.49    $  10.49     $ 12.00    $  11.46    $  11.11
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ................        5.08%      (5.79%)      9.83%       8.68%       6.09%
Return:*                                                                   ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ..........................................         .79%        .80%        .77%        .75%        .76%
Average                                                                    ========    ========    ========    ========    ========
Net Assets:        Investment income--net ............................        4.85%       4.49%       4.79%       5.20%       5.21%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ............     $126,138    $133,596    $153,032    $139,511    $ 94,297
Data:                                                                      ========    ========    ========    ========    ========
                   Portfolio turnover ................................      149.47%     135.17%     163.12%      97.22%     114.78%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

*     Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch New York Municipal Bond Fund (the "Fund") is part of the Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Class A and Class D Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price or yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee and a distribution fee. These fees are accrued daily and paid monthly, at the annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account          Distribution
                                               Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ....................................       .25%                .25%
Class C ....................................       .25%                .35%
Class D ....................................       .10%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended September 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on the sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD               MLPF&S
--------------------------------------------------------------------------------
Class A ..............................              $    16              $   183
Class D ..............................              $ 1,288              $13,156
--------------------------------------------------------------------------------

For the year ended September 30, 2000, MLPF&S received contingent deferred sales charges of $259,970 and $2,304 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2000 were $415,773,579 and $477,187,573, respectively.

Net realized losses for the year ended September 30, 2000 and net unrealized gains as of September 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                   Losses              Gains
--------------------------------------------------------------------------------
Long-term investments ...................       $(22,784,511)       $  5,555,519
Financial futures contracts .............           (168,440)                 --
                                                ------------        ------------
Total ...................................       $(22,952,951)       $  5,555,519
                                                ============        ============
--------------------------------------------------------------------------------

As of September 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $5,555,519, of which $7,842,061 related to appreciated securities and $2,286,542 related to depreciated securities. The aggregate cost of investments at September 30, 2000 for Federal income tax purposes was $265,230,284.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $56,930,289 and

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

$34,154,005 for the years ended September 30, 2000 and September 30, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended September 30, 2000                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            260,129       $   2,691,227
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............             31,450             322,331
                                              -------------       -------------
Total issued ...........................            291,579           3,013,558
Shares redeemed ........................           (572,580)         (5,856,968)
                                              -------------       -------------
Net decrease ...........................           (281,001)      $  (2,843,410)
                                              =============       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended September 30, 1999                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            266,858       $   2,960,766
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............             66,382             732,222
                                              -------------       -------------
Total issued ...........................            333,240           3,692,988
Shares redeemed ........................           (330,583)         (3,661,101)
                                              -------------       -------------
Net increase ...........................              2,657       $      31,887
                                              =============       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended September 30, 2000                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            932,495       $   9,574,088
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............            335,183           3,434,308
                                              -------------       -------------
Total issued ...........................          1,267,678          13,008,396
Automatic conversion
of shares ..............................           (959,003)         (9,859,769)
Shares redeemed ........................         (4,736,791)        (48,607,606)
                                              -------------       -------------
Net decrease ...........................         (4,428,116)      $ (45,458,979)
                                              =============       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended September 30, 1999                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,081,274       $  23,838,859
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............            710,911           8,070,009
                                              -------------       -------------
Total issued ...........................          2,792,185          31,908,868
Automatic conversion
of shares ..............................         (1,448,707)        (16,390,769)
Shares redeemed ........................         (4,454,592)        (50,357,335)
                                              -------------       -------------
Net decrease ...........................         (3,111,114)      $ (34,839,236)
                                              =============       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended September 30, 2000                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            110,116       $   1,124,770
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............             21,844             224,077
                                              -------------       -------------
Total issued ...........................            131,960           1,348,847
Shares redeemed ........................           (253,689)         (2,589,143)
                                              -------------       -------------
Net decrease ...........................           (121,729)      $  (1,240,296)
                                              =============       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended September 30, 1999                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            159,427       $   1,841,554
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............             42,473             481,711
                                              -------------       -------------
Total issued ...........................            201,900           2,323,265
Shares redeemed ........................           (120,073)         (1,342,314)
                                              -------------       -------------
Net increase ...........................             81,827       $     980,951
                                              =============       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended September 30, 2000                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            305,360       $   3,075,560
Automatic conversion
of shares ..............................            959,609           9,859,769
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............            293,708           3,011,510
                                              -------------       -------------
Total issued ...........................          1,558,677          15,946,839
Shares redeemed ........................         (2,275,367)        (23,334,443)
                                              -------------       -------------
Net decrease ...........................           (716,690)      $  (7,387,604)
                                              =============       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended September 30, 1999                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          7,373,462       $  84,923,122
Automatic conversion
of shares ..............................          1,449,776          16,390,769
Shares issued to shareholders
in reinvestment of
dividends & distributions ..............            419,954           4,758,904
                                              -------------       -------------
Total issued ...........................          9,243,192         106,072,795
Shares redeemed ........................         (9,258,453)       (106,400,402)
                                              -------------       -------------
Net decrease ...........................            (15,261)      $    (327,607)
                                              =============       =============
--------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                    September 30, 2000

5. Short-Term Borrowings:

On December 3, 1999, the Fund, along with certain other funds managed by FAM and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Fund did not borrow under the facility during the year ended September 30, 2000.

6. Capital Loss Carryforward:

At September 30, 2000, the Fund had a net capital loss carryforward of approximately $5,897,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch New York Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust as of September 30, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
November 3, 2000

Officers and Trustees

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Roberto Roffo, Vice President
Donald C. Burke, Vice President and
  Treasurer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch New York
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10344--9/00

[RECYCLE LOGO] Printed on post-consumer recycled paper